OTHER COMPREHENSIVE (LOSS) INCOME (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of analysis of other comprehensive income by item [abstract]
Income tax relating to hedges of net investments in foreign operations of other comprehensive income	$ (18)	$ 19	$ 19
Income tax relating to cash flow hedges of other comprehensive income	18	(23)	(12)
Income tax relating to available-for-sale financial assets
Income tax relating to unrealized foreign currency translations, equity accounted investments
Income tax relating to cash flow hedges, equity accounted investments	1	3
Income tag relating to share of unrealized gains (losses) on available for sale securities
Income tax relating to revaluation surplus that will not be reclassified to profit or loss, equity accounted investments		27	1
Income tax relating to remeasurements of defined benefit plans of other comprehensive income
Income tax relating revaluation surplus	$ 1